Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Commitments and Contingencies [Line Items]
Redeemable Non controlling Interest	$ 123.3
Multiemployer Plan, Employee Increase (Decrease), Percentage	80.00%
Percentage Of Motion Picture Industry Pension Plan	71.20%
Percentage Of Screen Actors Guild Producers Pension Plan	79.06%
Multiemployer Plan, Pension, Significant, Employer Contribution, Cost	$ 58.0	$ 87.0	$ 90.4
Litigation Settlement, Amount Awarded from Other Party			$ 22.7